Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.0%
		Communication Services—2.3%
34,128		Meta Platforms, Inc.	$ 26,395,960
105,000	[1]	Spotify Technology S.A.	65,786,700
300,000	[1]	Trade Desk, Inc./The	26,088,000
		TOTAL	118,270,660
		Consumer Discretionary—12.5%
130,800	[1]	Airbnb, Inc.	17,319,228
370,000	[1]	Amazon.com, Inc.	86,620,700
647,300	[1]	Birkenstock Holding PLC	32,423,257
149,700	[1,2]	Cava Group, Inc.	13,175,097
645,700	[1]	Chipotle Mexican Grill, Inc.	27,687,616
175,000	[1]	DoorDash, Inc.	43,793,750
900,000	[1]	DraftKings, Inc.	40,536,000
30,000	[1]	Duolingo, Inc.	10,396,500
180,000	[1]	Floor & Decor Holdings, Inc.	13,795,200
15,000	[1]	Mercadolibre, Inc.	35,608,350
327,400		Moncler SpA	17,427,255
480,000	[1]	On Holding AG	23,313,600
200,000	[1]	Planet Fitness, Inc.	21,838,000
1,600,000	[1]	Sportradar Group AG	47,312,000
99,300		Texas Roadhouse, Inc.	18,383,409
264,200		TJX Cos., Inc.	32,900,826
972,000	[1]	Viking Holdings Ltd.	57,075,840
259,700		Wingstop, Inc.	97,995,198
		TOTAL	637,601,826
		Consumer Staples—2.5%
58,400		Costco Wholesale Corp.	54,874,976
200,000	[1]	Maplebear, Inc.	9,594,000
400,000		Philip Morris International, Inc.	65,620,000
		TOTAL	130,088,976
		Energy—1.1%
132,100		Cheniere Energy, Inc.	31,159,748
155,700		Targa Resources, Inc.	25,910,037
		TOTAL	57,069,785
		Financials—8.0%
530,000		Apollo Global Management, Inc.	77,019,600
30,000		BlackRock, Inc.	33,180,300
4,500,000	[1]	Blue Owl Capital, Inc.	87,075,000
468,188	[1]	Chime Financial, Inc.	16,110,349
1	[1,3,4]	FA Private Equity Fund IV LP	18,639
500,000		Hamilton Lane, Inc.	76,150,000
56,800		JPMorgan Chase & Co.	16,826,432
40,000		MSCI, Inc., Class A	22,454,400
100,000		S&P Global, Inc.	55,110,000
500,000	[1]	Toast, Inc.	24,420,000
		TOTAL	408,364,720
		Health Care—20.8%
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000
2,435,880	[1]	Arcturus Therapeutics Holdings, Inc.	29,742,095
239,625	[1]	Argenx SE	160,286,671

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	$ 3,014,006
7,850,000	[1,2]	aTyr Pharma, Inc.	37,052,000
617,000	[1]	Boston Scientific Corp.	64,735,640
820,500	[1]	Centessa Pharmaceuticals Ltd., ADR	14,087,985
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
25,700		Eli Lilly & Co.	19,019,799
2,038,487	[1]	EyePoint Pharmaceuticals, Inc.	20,017,942
680,466	[1]	Forte Biosciences, Inc.	6,791,051
720,349	[1]	Guardant Health, Inc.	29,519,902
2,702,026	[1]	IDEAYA Biosciences, Inc.	65,794,333
121,100	[1]	Inspire Medical Systems, Inc.	15,081,794
198,500	[1]	Insulet Corp.	57,247,400
114,200	[1]	Intuitive Surgical, Inc.	54,940,478
283,500	[1]	Kymera Therapeutics, Inc.	12,403,125
1	[1,3,4]	Latin Healthcare Fund LP	225,149
513,700	[1]	Legend Biotech Corp., ADR	20,070,259
593,000	[1]	Merus NV	39,280,320
725,000	[1]	Minerva Neurosciences, Inc.	1,392,000
665,000	[1]	Moonlake Immunotherapeutics	33,542,600
360,300	[1]	Natera, Inc.	48,157,698
16,264,400	[1,3]	Novartis AG, Rights	18,866,704
65,000	[1]	Pieris Pharmaceuticals, Inc.	2,377,700
278,300	[1]	PROCEPT BioRobotics Corp.	13,500,333
5,979,000	[1,2]	Rezolute, Inc.	35,575,050
756,300	[1]	Rhythm Pharmaceuticals, Inc.	64,459,449
164,133	[1,3,4]	Sail Biomedicines, Inc.	3,820,655
329,900	[1]	Scholar Rock Holding Corp.	12,222,795
453,887	[1,2]	Scynexis, Inc.	313,228
959,018	[1,3]	Soteira, Inc.	0
450,000	[1]	Structure Therapeutics, Inc., ADR	8,010,000
110,700		Stryker Corp.	43,475,211
27,300		UCB S.A.	5,827,094
292,400	[1]	Ultragenyx Pharmaceutical, Inc.	7,988,368
105,000	[1]	Veeva Systems, Inc.	29,841,000
270,200	[1]	Vericel Corp.	9,440,788
476,800	[1]	Verona Pharma PLC, ADR	50,106,912
1,267,222	[1,2]	Zenas Biopharma, Inc.	19,908,058
		TOTAL	1,063,457,343
		Industrials—20.4%
83,900	[1]	Axon Enterprise, Inc.	63,385,611
89,100		Comfort Systems USA, Inc.	62,664,030
255,000		Eaton Corp. PLC	98,103,600
347,700		GE Aerospace	94,254,516
177,300	[1]	GE Vernova, Inc.	117,069,417
316,600		HEICO Corp.	103,464,880
72,500		Howmet Aerospace, Inc.	13,033,325
706,600	[1]	Loar Holdings, Inc.	52,224,806
379,500		Quanta Services, Inc.	154,126,335
1,500,000	[1]	StandardAero, Inc.	42,825,000
198,300		Trane Technologies PLC	86,871,264
480,000	[1]	Uber Technologies, Inc.	42,120,000
505,000		Veralto Corp.	52,939,150
310,400		Westinghouse Air Brake Technologies Corp.	59,612,320
		TOTAL	1,042,694,254

Shares			Value
		COMMON STOCKS—continued
		Information Technology—21.2%
25,000	[1]	AppLovin Corp.	$ 9,767,500
136,300	[1]	Commvault Systems, Inc.	25,890,185
127,500	[1]	Crowdstrike Holdings, Inc.	57,957,675
108,700	[1]	CyberArk Software Ltd.	44,726,789
313,600	[1]	Datadog, Inc.	43,897,728
648,200	[1]	Elastic N.V.	54,254,340
1,059,322	[1,3,4]	Expand Networks Ltd.	0
68,108	[1]	Figma, Inc.	7,866,474
20,000	[1]	Gartner, Inc., Class A	6,773,000
23,800	[1]	HubSpot, Inc.	12,367,670
5,000	[1]	Impinj, Inc.	772,900
34,000		KLA Corp.	29,887,020
1,506,600	[1]	Klaviyo, Inc.	46,855,260
144,700		Micron Technology, Inc.	15,792,558
110,800		Microsoft Corp.	59,111,800
114,000	[1]	MongoDB, Inc.	27,119,460
80,000		Motorola Solutions, Inc.	35,118,400
400,000		NVIDIA Corp.	71,148,000
100,000	[1]	Palantir Technologies, Inc.	15,835,000
275,000	[1]	Q2 Holdings, Inc.	22,330,000
1,700,000	[1]	QXO, Inc.	34,102,000
468,400	[1]	Rubrik, Inc.	44,474,580
168,000		Salesforce, Inc.	43,399,440
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,790,200	[1]	SentinelOne, Inc.	32,832,268
75,000	[1]	ServiceNow, Inc.	70,734,000
735,000	[1]	Shopify, Inc.	89,824,350
213,000	[1]	Snowflake, Inc.	47,605,500
196,900		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,574,978
87,100	[1]	Tyler Technologies, Inc.	50,915,176
300,000	[1]	Vertex, Inc.	9,951,000
200,000	[1]	Wix.com Ltd.	27,206,000
		TOTAL	1,086,091,051
		Materials—3.0%
600,000		Agnico Eagle Mines Ltd.	74,616,000
76,300		Eagle Materials, Inc.	17,113,327
36,900		Martin Marietta Materials	21,213,072
125,150		Sherwin-Williams Co.	41,409,632
		TOTAL	154,352,031
		Real Estate—3.2%
1,000,000	[1]	CoStar Group, Inc.	95,190,000
300,000		Gaming and Leisure Properties, Inc.	13,674,000
500,000		Healthpeak Properties, Inc.	8,470,000
200,000		Ryman Hospitality Properties, Inc.	19,012,000
915,000		VICI Properties, Inc.	29,829,000
		TOTAL	166,175,000
		Utilities—2.0%
200,000		American Electric Power Co., Inc.	22,628,000
200,000		Duke Energy Corp.	24,328,000
400,000		NextEra Energy, Inc.	28,424,000
118,900		Vistra Corp.	24,795,406
		TOTAL	100,175,406
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,727,655,690)	4,964,341,052

Shares			Value
		PREFERRED STOCKS—0.2%
		Health Care—0.2%
2,118,042	[3,4]	CeQur S.A.	$ 10,655,250
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,343,052)	10,655,250
		WARRANTS—0.6%
		Health Care—0.6%
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	351,360
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	229,106
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	337,960
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	12,816,300
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	6,009,500
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	10,057,291
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	23,499
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,177,310
		TOTAL WARRANTS (IDENTIFIED COST $30,316,386)	31,002,326
		INVESTMENT COMPANY—2.9%
146,466,702		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[5] (IDENTIFIED COST $146,466,702)	146,466,702
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $2,920,781,830)	5,152,465,330
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(33,897,233)
		NET ASSETS—100%	$5,118,568,097
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$43,188,152	$—	$—	$(13,446,057)	$—	$29,742,095	2,435,880	$—
aTyr Pharma, Inc.	$24,492,000	$—	$—	$12,560,000	$—	$37,052,000	7,850,000	$—
EyePoint Pharmaceuticals, Inc.	$23,972,607	$—	$—	$(3,954,665)	$—	$20,017,942	2,038,487	$—
Forte Biosciences, Inc.	$—	$7,960,356	$—	$(1,169,305)	$—	$6,791,051	680,466	$—
IDEAYA Biosciences, Inc.	$74,457,482	$1,794,348	$—	$(10,457,497)	$—	$65,794,333	2,702,026	$—
Minerva Neurosciences, Inc.	$1,736,375	$—	$—	$(344,375)	$—	$1,392,000	725,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$438,285	$—	$—	$(86,925)	$—	$351,360	183,000	$—
Rezolute, Inc.	$20,961,000	$7,000,500	$—	$7,613,550	$—	$35,575,050	5,979,000	$—
Rezolute, Inc., Warrants 10/8/2027	$310,840	$—	$—	$(81,734)	$—	$229,106	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$311,264	$—	$—	$26,696	$—	$337,960	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$6,998,346	$—	$5,817,954	$—	$12,816,300	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$5,534,800	$—	$—	$474,700	$—	$6,009,500	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$9,262,850	$—	$—	$794,441	$—	$10,057,291	1,690,301	$—
Scynexis, Inc.	$1,145,120	$—	$(415,332)	$1,593,813	$(2,010,374)	$313,228	453,887	$—
Scynexis, Inc., Warrants 4/26/2029	$96,169	$—	$—	$(72,670)	$—	$23,499	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$2,320,160	$—	$—	$(1,142,849)	$—	$1,177,310	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Affiliated issuers no longer in the portfolio at period end	$11,389,460	$—	$(63,656,160)	$2,641,160	$49,625,540	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$219,616,564	$23,753,550	$(64,071,492)	$766,237	$47,615,166	$227,680,025	30,992,086	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$24,022,661
Purchases at Cost	$1,106,858,104
Proceeds from Sales	$(984,414,063)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$146,466,702
Shares Held as of 7/31/2025	146,466,702
Dividend Income	$2,680,283

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$21,459,487	$22,081,654

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2025, these restricted securities amounted to $14,719,693, which represented 0.3% of net assets.

Additional information on restricted securities held at July 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,051	$10,655,250
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$18,639
Latin Healthcare Fund LP	11/28/2000	$0	$225,149
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$3,820,655
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,835,346,334	$—	$28,252,898	$3,863,599,232
International	914,186,794	183,541,020	3,014,006	1,100,741,820
Preferred Stocks
Domestic	—	—	0	0
International	—	—	10,655,250	10,655,250
Debt Securities:
Warrants	29,572,411	1,429,915	—	31,002,326
Investment Company	146,466,702	—	—	146,466,702
TOTAL SECURITIES	$4,925,572,241	$184,970,935	$41,922,154	$5,152,465,330

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right